United States
					Securities and Exchange Commission
						Washington, D.C. 20549

						Form 13F
					FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: 9/30/11

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X ] is a restatement.
				  [ ] adds new holdings entries.


Peregrine Asset Advisers, Inc.
9755 SW Barnes Rd Suite 295
Portland, OR 97225

Form 13F File Number 28-14608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Dan Botti
Title: Principal
Phone: 503.459.4651

Signature, Place, and Date of Signing

Dan Botti	Portland, Oregon 	Jan 11, 2011
Signature	[City, State]		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
Form 13F File Number			Name

NONE



					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	2

Form 13F Information Table Entry Total: 105

Form 13F Information Table Value Total:  57,463
					(thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and the list entries.]

No.		Form 13F File Number		Name

02		28-11324		        Cobiz Capital Management
03		28-7018				Summit Capital Management












Master List of Securities
As of 09/30/2011

                                TITLE 	CUSIP	   VALUE       SHRs or	SH/ PUT/  INVESTMENT  OTHER    	 VOTING AUTHORITy
NAME OF ISSUER                  OF CLASS          (x$1000)     PRN AMT PRN  CALL  DISCRETION  MANAGER	SOLE	SHARED	NONE

Accenture                       COM     G1150G111     1,190     22,580 	SH         SOLE               			22,580
Accenture                       COM     G1150G111 	 68	 1,307	SH         SH-OTHER	02			1,307
Altera                          COM     21441100      1,239     39,300	SH         SOLE                          	39,300
Amer 1st Tax Exempt Invest MLP  LP      02364V107       482     93,300	SH         SOLE                          	93,300
American Water Wrks             COM     30411102        253      8,371	SH         SOLE                          	8,371
Amerigroup                      COM     03073T102       278      7,125	SH         SOLE                          	7,125
Antares Pharma                  COM     36642106        119     51,234	SH         SOLE                          	51,234
Apple                           COM     37833100      3,381      8,865	SH         SOLE                         	8,865
Apple                           COM     37833100	 84	   221	SH         SH-OTHER	02			 221
Ares Capital                    COM     04010L103       398     28,900	SH         SOLE                          	28,900
Avago Technologies              COM     Y0486S104     1,265     38,600	SH         SOLE                          	38,600
Avalonbay Communities           UT      53484101      2,029     17,790	SH         SOLE                          	17,790
Baidu .Com                      COM     56752108      1,422     13,300	SH         SOLE                          	13,300
Barrick Gold                    COM     67901108        247      5,300	SH         SOLE                          	5,300
Best Buy                        COM     86516101       -308     13,200	SH         SOLE                          	13,200
Biglari Hldgs                   COM     08986R101       385      1,300	SH         SOLE                          	1,300
Bio Rad Labs                    COM     90572207        218      2,400	SH         SOLE                          	2,400
BJ's Restaurants                COM     09180C106       265      6,000	SH         SOLE                          	6,000
Brigham Expl                    COM     109178103       318     12,600	SH         SOLE                          	12,600
Cabot Oil & Gas Cp  Com         COM     127097103       217      3,500	SH         SOLE                          	3,500
Calumet Specialty Prod MLP      LP      131476103       342     20,200	SH         SOLE                          	20,200
Calypte Biomedical New          COM     131722605         1     40,000	SH         SOLE                          	40,000
Caterpillar                     COM     149123101       461      6,245	SH         SOLE                          	6,245
CF Industries                   COM     125269100       333      2,700	SH         SOLE                          	2,700
Chimera Invst                   COM     125527101       347    125,330	SH         SOLE                         	125,330
Chimera Invst                   COM     125527101	 83	30,000	SH         SH-OTHER	03			30,000
Cliffs Natural Resources        COM     185896107       550     10,750	SH         SOLE                          	10,750
Clorox                          COM     189054109       279      4,200	SH         SOLE                          	4,200
Coinstar                        COM     19259P300     1,250     31,250	SH         SOLE                          	31,250
Columbia Banking Systems        COM     197236102       218     15,217	SH         SOLE                          	15,217
Costco Wholesale                COM     22160K105       276      3,358	SH         SOLE                          	3,358
Craft Brewers Alliance          COM     224122101        73     13,000	SH         SOLE                          	13,000
Cubist Pharmaceuticals          COM     229678107     1,144     32,400	SH         SOLE                          	32,400
CVR Energy                      COM     12662P108       668     31,600	SH         SOLE                          	31,600
Danone                          SPONS AD23636T100       371     29,899	SH         SOLE                          	29,899
Digital Rlty Tr                 COM     253868103     1,385     25,100	SH         SOLE                          	25,100
Ebay                            COM     278642103     1,059     35,900	SH         SOLE                          	35,900
Edwards Lifesciences            COM     28176E108       548      7,690	SH         SOLE                          	7,690
Eldorado Gold                   COM     284902103       642     37,450	SH         SOLE                          	37,450
Exxon Mobil                     COM     30231G102       919     14,641	SH         SOLE                        		14,641
Exxon Mobil                     COM     30231G102 	123	 1,700	SH         SH-OTHER	03			1,700
Fifth St Finance                COM     31678A103       105     11,216	SH         SOLE                          	11,216
First Niagara Finl Group Inc N  COM     33582V108       410     44,760	SH         SOLE                          	44,760
Fortinet                        COM     34959E109       228     13,590	SH         SOLE                          	13,590
Frontier Communications         COM     35906A108       145     23,750	SH         SOLE                          	23,750
General Electric                COM     369604103       132      8,675	SH         SOLE                        		8,675
General Electric                COM     369604103	 46	 3,051	SH         SH-OTHER	02			3,051
General Electric                COM     369604103	125	 8,200	SH         SH-OTHER	03			8,200
Google                          COM     38259P508     3,970      7,858	SH         SOLE                          	7,858
Gulfport Energy Corp            COM     402635304       828     34,250	SH         SOLE                          	34,250
Hansen Natural                  COM     411310105       436      5,000	SH         SOLE                          	5,000
Heineken                        SPONS AD423012202       203      9,000	SH         SOLE                          	9,000
Hersha Hospitality Trust        UT      427825104        39     11,400	SH         SOLE                          	11,400
Hertz Global                    COM     42805T105       255     28,702	SH         SOLE                          	28,702
IBM                             COM     459200101     3,165     18,100	SH         SOLE                       		18,100
IBM                             COM     459200101 	 71	   404	SH         SH-OTHER	02			404
IHS                             COM     451734107       224      3,000	SH         SOLE                          	3,000
Inhibitex                       COM     45719T103       231     93,800	SH         SOLE                          	93,800
Intel Corp                      COM     458140100       479     22,452	SH         SOLE                          	22,452
Intermune                       COM     45884X103       406     20,100	SH         SOLE                          	20,100
Invesco Mortgage Capital        COM     46131B100       247     17,485	SH         SOLE                          	17,485
Ishares Tr   20+ Treas Index    COM     464287432     1,063      8,800	SH         SOLE                          	8,800
Ishares Tr Barclays Tips        COM     464287176       217      1,900	SH         SOLE                          	1,900
Johnson&Johnson                 COM     478160104       216      3,387	SH         SOLE                          	3,387
Lilly Eli & Co                  COM     532457108     1,091     29,500	SH         SOLE                          	29,500
Lindsay Corp                    COM     535555106       215      4,000	SH         SOLE                          	4,000
Managed High Yield  Plus Fd In  MF      561911108       112     58,082	SH         SOLE                          	58,082
Market Vectors Etf  Tr Gold Mi  COM     57060U100     1,401     25,390	SH         SOLE                         	25,390
Medco Health                    COM     58405U102       204      4,358	SH         SOLE                          	4,358
Mellanox  Technologies          COM     M51363113       234      7,490	SH         SOLE                          	7,490
MFA Mtg Invts                   COM     55272X102       308     43,865	SH         SOLE                          	43,865
Microsoft                       COM     594918104       452     18,146	SH         SOLE                          	18,146
MSGI Security Solutions         COM     553570102         0     50,000	SH         SOLE                          	50,000
NeoPhotonics                    COM     64051T100       209     30,400	SH         SOLE                          	30,400
Nextera Energy                  COM     65339F101     1,519     28,120	SH         SOLE                          	28,120
Nike                            COM     654106103       622      7,274	SH         SOLE                          	7,274
Penske Automotive               COM     70959W103       962     60,151	SH         SOLE                          	60,151
Pepsico                         COM     713448108      -248      4,000	SH         SOLE                          	4,000
Pharmasset                      COM     71715N106       247      3,000	SH         SOLE                          	3,000
Potash                          COM     73755L107     1,346     31,150	SH         SOLE                          	31,150
Powerlock Intl                  COM     73933J107         0  1,193,857	SH         SOLE                          	1,193,857
Procter & Gamble                COM     742718109       249      3,946	SH         SOLE                          	3,946
Qsgi Inc                        COM     74729D106         2     22,900	SH         SOLE                          	22,900
Qualcomm Inc                    COM     747525103       283      5,814	SH         SOLE                          	5,814
Rockwood Hldgs                  COM     774415103       958     28,450	SH         SOLE                          	28,450
Rollins                         COM     775711104       664     35,482	SH         SOLE                          	35,482
S&P 500 Depository Receipt      COM     78462F103       241      2,134	SH         SOLE                          	2,134
Sara Lee                        COM     803111103       410     25,068	SH         SOLE                          	25,068
Siemens A G                     COM     826197501     2,337     26,030	SH         SOLE                          	26,030
Standard Motor Prods Inc        COM     853666105     1,181     91,052	SH         SOLE                          	91,052
Starbucks                       COM     855244109       241      6,475	SH         SOLE                          	6,475
Swift Transportation Co         COM     87074U101       338     52,500	SH         SOLE                          	52,500
Syngenta                        COM     87160A100       389      7,500	SH         SOLE                          	7,500
Templeton Emerging  Markets     COM     880192109       163     10,975	SH         SOLE                          	10,975
TranSwitch                      COM     894065309       152     64,860	SH         SOLE                          	64,860
UIL Hldgs                       COM     902748102       874     26,550	SH         SOLE                          	26,550
Union Pacific                   COM     907818108       244      2,986	SH         SOLE                          	2,986
US Bancorp                      COM     902973304       506     21,497	SH         SOLE                          	21,497
Verizon Comm                    COM     92343V104       422     11,474	SH         SOLE                          	11,474
Vital Imaging Inc               COM     92847B109         0     30,000	SH         SOLE                          	30,000
Walter Industries               COM     93317Q105       840     14,000	SH         SOLE                          	14,000
Western Gas Ptnrs MLP           LP      958254104       213      6,300	SH         SOLE                          	6,300
Yahoo                           COM     984332106        58      4,390	SH         SOLE                          	4,390
Yahoo                           COM     984332106	157	11,900	SH         SH-OTHER	03			11,900
Znomics Inc                     COM     98977H105         0     16,667	SH         SOLE                          	16,667
------------------------------          --------------------------------
